CREDIT FACILITIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Oct. 26, 2025 GBP (£)	Jun. 09, 2025	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 30, 2024 EUR (€)	Oct. 30, 2024	Aug. 16, 2024	Jun. 10, 2024 USD ($)	Dec. 27, 2023 USD ($)	Dec. 13, 2023	Aug. 18, 2023 USD ($)	Dec. 30, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 03, 2021 USD ($)	Aug. 27, 2021 USD ($)	Aug. 09, 2021 USD ($)	May 05, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, commitment	$ 1,600,000,000
Maximum uncommitted amount available	240,000,000
Extension period for availability (in years)														2 years
Borrowings from FHLB	1,019,000,000	$ 1,019,000,000
Bermuda Re Wells Fargo Bank Bilateral Letter of Credit Facility Unsecured Tranche
Line of Credit Facility [Line Items]
Line of credit facility, commitment	175,000,000
Bermuda Re Bayerische Landesbank Bilateral Letter of Credit Facility
Line of Credit Facility [Line Items]
Extension period for availability (in years)											3 years
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Secured Tranche
Line of Credit Facility [Line Items]
Extension period for availability (in years)						2 years			2 years
Everest Reinsurance Company (Everest Re)
Line of Credit Facility [Line Items]
Borrowings from FHLB	$ 1,000,000,000.0
Federal Home Loan Bank Membership | Everest Reinsurance Company (Everest Re)
Line of Credit Facility [Line Items]
Maximum of admitted assets allowed for borrowing base (in percent)	10.00%		10.00%	10.00%
Admitted assets for FHLB	$ 32,600,000,000
Maximum amount available under FHLB	3,300,000,000
Interest expense	$ 48,000,000	45,000,000
Amount of borrowed funds required to be used to acquire additional membership stock (in percent)	4.50%
Qualifying collateral pledged	$ 1,400,000,000
Funds at Lloyds Syndicated Letter of Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment | £			£ 150,000,000		£ 150,000,000		£ 113,000,000
Commerzbank Letter of Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment | €				€ 75,000,000				€ 75,000,000	€ 75,000,000
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Secured Tranche
Line of Credit Facility [Line Items]
Line of credit facility, commitment	350,000,000	500,000,000										$ 500,000,000									$ 175,000,000
Bermuda Re Citibank Letter of Credit Facility - Uncommitted
Line of Credit Facility [Line Items]
Maximum uncommitted amount available																				$ 140,000,000
Bermuda Re Citibank Letter of Credit Facility One
Line of Credit Facility [Line Items]
Line of credit facility, commitment	230,000,000	230,000,000																		$ 230,000,000
Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment	200,000,000	200,000,000																	$ 200,000,000
Bermuda Re Bayerische Landesbank Bilateral Unsecured Letter of Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment	150,000,000	150,000,000														$ 150,000,000
Bermuda Re Lloyd's Bank Credit Facility - Committed
Line of Credit Facility [Line Items]
Line of credit facility, commitment	250,000,000	250,000,000											$ 15,000,000		$ 250,000,000
Extension period for availability (in years)															2 years
Bermuda Re Barclays Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment	200,000,000	200,000,000																$ 200,000,000
Extension period for availability (in years)										3 years
Bermuda Re Nordea Bank Letter of Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, commitment	300,000,000	300,000,000															$ 300,000,000
Nordea Bank Letter of Credit Facility - Committed
Line of Credit Facility [Line Items]
Line of credit facility, commitment	200,000,000	200,000,000															200,000,000
Nordea Bank Letter of Credit Facility - Uncommitted
Line of Credit Facility [Line Items]
Line of credit facility, commitment	$ 100,000,000	$ 100,000,000															$ 100,000,000